Deferred Costs	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Deferred Costs

9. Deferred Costs

Deferred costs at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Deferred financing costs	$9,556	$3,819
Deferred acquisition costs	2,630	2,630
Deferred leasing costs	77	-
	12,263	6,449
Accumulated amortization	(1,908)	(634)
	$10,355	$5,815

The Company’s deferred financing costs primarily relate to its financing arrangements, including its Term Loan, Unsecured Credit Facility, Exchangeable Senior Notes, previous Secured Credit Facility, and mortgage notes assumed in connection with property acquisitions. These costs are amortized on a straight-line or effective interest basis to interest expense over on the contractual term of the related financing.

The Company’s deferred acquisition costs include lease inducement fees paid to secure acquisitions and are amortized on a straight-line basis over the related lease term.

The Company’s deferred leasing costs include direct costs, such as lease commissions, incurred to initiate and renew operating leases and are amortized on a straight-line basis over the related lease term.